Securities	3 Months Ended
Jan. 31, 2020
Text block [abstract]
Securities
Note 4 Securities
Unrealized gains and losses on securities at FVOCI
(1), (2)

	As at
	January 31, 2020				October 31, 2019
(Millions of Canadian dollars)	Cost/ Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value	Cost/ Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
Debt issued or guaranteed by:
Canadian government
Federal (3)	$972	$4	$–	$976	$655	$3	$(1)	$657
Provincial and municipal	3,410	104	–	3,514	2,878	43	(23)	2,898
U.S. state, municipal and agencies (3)	34,941	302	(159)	35,084	20,787	215	(126)	20,876
Other OECD government	4,147	3	(2)	4,148	4,254	2	(5)	4,251
Mortgage-backed securities (3)	2,900	1	(8)	2,893	2,709	1	(8)	2,702
Asset-backed securities
CDO	6,897	2	(6)	6,893	7,334	1	(35)	7,300
Non-CDO securities	828	3	(3)	828	847	4	(2)	849
Corporate debt and other debt	22,550	62	(5)	22,607	17,655	45	(10)	17,690
Equities	306	218	(3)	521	248	218	(3)	463
	$76,951	$699	$(186)	$77,464	$57,367	$532	$(213)	$57,686

(1)	Excludes $44,188 million of held-to-collect securities as at January 31, 2020 that are carried at amortized cost, net of allowance for credit losses (October 31, 2019 – $44,784 million).
(2)
Gross unrealized gains and losses includes $(3) million of allowance for credit losses on debt securities at FVOCI as at January 31, 2020 (October 31, 2019 – $(3) million) recognized in income and Other components of equity.

(3)
The majority of the MBS are residential. Cost/Amortized cost, Gross unrealized gains, Gross unrealized losses and Fair value related to commercial MBS are $2,105 million, $1 million, $7 million and $2,099 million, respectively as at January 31, 2020 (October 31, 2019 – $2,051 million, $1 million, $6 million and $2,046 million, respectively).

Allowance for credit losses on investment securities
The following tables reconcile the opening and closing allowance for debt securities at FVOCI and amortized cost by stage. Reconciling items include the following:
•	Transfers between stages, which are presumed to occur before any corresponding remeasurement of the allowance.
•	Purchases, which reflect the allowance related to assets newly recognized during the period, including those assets that were derecognized following a modification of terms.
•
Sales and maturities, which reflect the allowance related to assets derecognized during the period without a credit loss being incurred, including those assets that were derecognized following a modification of terms.

•
Changes in risk, parameters and exposures, which comprise the impact of changes in model inputs or assumptions, including changes in forward-looking macroeconomic conditions; partial repayments; changes in the measurement following a transfer between stages; and unwinding of the time value discount due to the passage of time.

Allowance for credit losses – securities at FVOCI
(1)

	For the three months ended
	January 31, 2020				January 31, 2019
	Performing		Impaired		Performing		Impaired
(Millions of Canadian dollars)	Stage 1	Stage 2	Stage 3 (2)	Total	Stage 1	Stage 2	Stage 3 (2)	Total
Balance at beginning of period	$4	$–	$(7)	$(3)	$4	$7	$–	$11
Provision for credit losses
Transfers to stage 1	–	–	–	–	–	–	–	–
Transfers to stage 2	–	–	–	–	–	–	–	–
Transfers to stage 3	–	–	–	–	–	–	–	–
Purchases	2	–	–	2	2	–	–	2
Sales and maturities	–	–	–	–	(1)	(7)	–	(8)
Changes in risk, parameters and exposures	–	–	(2)	(2)	1	–	3	4
Exchange rate and other	–	–	–	–	–	–	–	–
Balance at end of period	$6	$–	$(9)	$(3)	$6	$–	$3	$9

(1)
Expected credit losses on debt securities at FVOCI are not separately recognized on the balance sheet as the related securities are recorded at fair value. The cumulative amount of credit losses recognized in income is presented in Other components of equity.

(2)	Reflects changes in the allowance for purchased credit impaired securities.
Allowance for credit losses – securities at amortized cost

	For the three months ended
	January 31, 2020				January 31, 2019
	Performing		Impaired		Performing		Impaired
(Millions of Canadian dollars)	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Balance at beginning of period	$5	$19	$–	$24	$6	$32	$–	$38
Provision for credit losses
Transfers to stage 1	–	–	–	–	–	–	–	–
Transfers to stage 2	–	–	–	–	–	–	–	–
Transfers to stage 3	–	–	–	–	–	–	–	–
Purchases	2	–	–	2	1	–	–	1
Sales and maturities	–	–	–	–	–	–	–	–
Changes in risk, parameters and exposures	(2)	(1)	–	(3)	(1)	(2)	–	(3)
Exchange rate and other	–	(1)	–	(1)	–	–	–	–
Balance at end of period	$5	$17	$–	$22	$6	$30	$–	$36
Credit risk exposure by internal risk rating
The following table presents the fair value of debt securities at FVOCI and gross carrying amount of securities at amortized cost. Risk ratings are based on internal ratings used in the measurement of expected credit losses, as at the reporting date, as outlined in the internal ratings maps in the Credit risk section of our 2019 Annual Report.

	As at
	January 31, 2020				October 31, 2019
	Performing		Impaired		Performing		Impaired
(Millions of Canadian dollars)	Stage 1	Stage 2	Stage 3 (1)	Total	Stage 1	Stage 2	Stage 3 (1)	Total
Investment securities
Securities at FVOCI
Investment grade	$76,356	$1	$–	$76,357	$56,671	$1	$–	$56,672
Non-investment grade	429	1	–	430	400	1	–	401
Impaired	–	–	155	155	–	–	150	150
	$76,785	$2	$155	$76,942	$57,071	$2	$150	$57,223
Items not subject to impairment (2)				522				463
				$77,464				$57,686
Securities at amortized cost
Investment grade	$43,063	$53	$–	$43,116	$43,681	$46	$–	$43,727
Non-investment grade	704	390	–	1,094	695	386	–	1,081
Impaired	–	–	–	–	–	–	–	–
	$43,767	$443	$–	$44,210	$44,376	$432	$–	$44,808
Allowance for credit losses	5	17	–	22	5	19	–	24
Amortized cost	$43,762	$426	$–	$44,188	$44,371	$413	$–	$44,784

(1)	Includes $155 million of purchased credit impaired securities (October 31, 2019 – $150 million).
(2)	Investment securities at FVOCI not subject to impairment represent equity securities designated as FVOCI.